Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
F/m US Treasury 3 Month Bill ETF | F/m US Treasury 3 Month Bill ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	4.21%	5.16%	5.12%